Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended
	Apr. 13, 2017	Dec. 31, 2014	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000170095
Account Value [Line Items]
Line Graph and Table Measure Name		Boyd Watterson Limited Duration Enhanced Income Fund
Account Value		$ 10,000	$ 14,713	$ 13,798	$ 12,566	$ 12,976	$ 12,682	$ 12,119	$ 11,228	$ 11,285	$ 10,842	$ 10,204
C000170094
Account Value [Line Items]
Line Graph and Table Measure Name	Boyd Watterson Limited Duration Enhanced Income Fund
Account Value	$ 10,000		13,248	12,436	11,359	11,746	11,500	11,018	10,226	10,288
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value		$ 10,000	11,790	11,363	10,834	11,464	11,576	11,056	10,529	10,385	10,255	10,097
Bloomberg 1-5 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government/Credit Index
Account Value	$ 10,000		11,387	10,975	10,463	11,072	11,181	10,678	10,169	10,030
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-3 Year US Government/Credit Index
Account Value		$ 10,000	11,750	11,259	10,763	11,175	11,228	10,866	10,445	10,281	10,194	10,065
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	$ 10,321	$ 10,055
Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year US Government/Credit Index
Account Value	$ 10,000		11,459	10,980	10,496	10,898	10,950	10,597	10,186	10,026
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,000		$ 10,885	$ 10,751	$ 10,188	$ 11,711	$ 11,895	$ 11,064	$ 10,177	$ 10,176